Equity (Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	[1]	$ 101,987
Income tax expense (benefit)		(30,774)	[2]	$ 11,093	[2]	$ (6,339)
Ending Balance	[1]	(36,190)		101,987
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		(988)		(783)		(981)
Cumulative effect of adoption of ASU 2018-12				0
Change in OCI before reclassifications		(336)		(259)		250
Amounts reclassified from AOCI		0		0		0
Income tax expense (benefit)		110		54		(52)
Ending Balance		(1,214)		(988)		(783)
Net Unrealized Investment Gains (Losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		121,075		186,190		86,616
Cumulative effect of adoption of ASU 2018-12				(11,979)
Change in OCI before reclassifications		(375,622)		(66,843)		126,329
Amounts reclassified from AOCI		(863)		(418)		(286)
Income tax expense (benefit)		79,024		14,125		(26,469)
Ending Balance		(176,386)		121,075		186,190
Interest Rate Remeasurement of Future Policy Benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		(34,788)
Cumulative effect of adoption of ASU 2018-12				(45,378)
Change in OCI before reclassifications		59,865		13,404
Amounts reclassified from AOCI		0		0
Income tax expense (benefit)		(12,573)		(2,814)
Ending Balance		12,504		(34,788)
Gain (loss) from Changes in Non-Performance Risk on Market Risk Benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		16,688
Cumulative effect of adoption of ASU 2018-12				48,028
Change in OCI before reclassifications		142,048		(39,669)
Amounts reclassified from AOCI		0		0
Income tax expense (benefit)		(29,830)		8,329
Ending Balance		128,906		16,688
Total reclassifications for the period
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		101,987		185,407		85,635
Cumulative effect of adoption of ASU 2018-12				(9,329)
Change in OCI before reclassifications		(174,045)		(93,367)		126,579
Amounts reclassified from AOCI		(863)		(418)		(286)
Income tax expense (benefit)		36,731		19,694		(26,521)
Ending Balance		(36,190)		101,987		185,407
Cash flow hedges - Currency/Interest rate | Net Unrealized Investment Gains (Losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		5,000		(3,000)
Ending Balance		$ 14,000		$ 5,000		$ (3,000)

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.